RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

The table below sets forth the related party and its relationship with the Group

Name of related party	Relationship with the Group
Zhejiang Youzhan Information Technology Co., Ltd.	Entity controlled by Chief Operating Officers of the Group

In September 2018, the Group purchased electronic equipment RMB157 from Zhejiang Youzhan Information Technology Co., Ltd., and there were no similar purchases occurred in 2017 and 2016.

The following table presents amounts owed from related parties as of December 31, 2017 and 2018:

	Years Ended December 31,
	2017	2018
Accrued expenses and other current liabilities	—	157